Other Intangible Assets - Schedule of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Sep. 30, 2014
Schedule Of Other Intangible Assets, Excluding Goodwill [Line Items]
Management and franchise contracts, gross	$ 2,573		$ 2,542
Management and franchise contracts, accumulated amortization	(1,121)		(942)
Management and franchise contracts, net	1,452		1,600			1,346
Other intangible assets, net	751		744			695
Intangible assets, gross	3,736		3,596
Intangible assets, accumulated amortization	(1,533)		(1,252)
Intangible assets, net	2,203		2,344
Brands	5,013		5,029			4,987
Amortization expense of intangible asset	285		260		241
Other [member]
Schedule Of Other Intangible Assets, Excluding Goodwill [Line Items]
Other intangibles, gross	727		646
Other intangibles, accumulated amortization	(280)		(203)
Other intangible assets, net	447	[1],[2]	443	[1]
Capitalized software, net	218		191
Other [member] | Hilton HHonors
Schedule Of Other Intangible Assets, Excluding Goodwill [Line Items]
Other intangible assets, net	215		236
Amortization expense of intangible asset	22		22		22
Other [member] | Capitalized Software [Member]
Schedule Of Other Intangible Assets, Excluding Goodwill [Line Items]
Amortization expense of intangible asset	52		30		15
Leases [member] | Capitalized Software [Member]
Schedule Of Other Intangible Assets, Excluding Goodwill [Line Items]
Other intangibles, gross	436		408
Other intangibles, accumulated amortization	(132)		(107)
Other intangible assets, net	$ 304		$ 301

[1]	Includes capitalized software with a net balance of $218 million and $191 million as of December 31, 2013 and 2012, respectively, and the Hilton HHonors intangible with a net balance of $215 million and $236 million as of December 31, 2013 and 2012, respectively. We recorded amortization expense on capitalized software of $52 million, $30 million and $15 million for the years ended December 31, 2013, 2012 and 2011, respectively, and amortization expense on the Hilton HHonors intangible of $22 million for the years ended December 31, 2013, 2012 and 2011.
[2]	Includes net investment hedges.